UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.103

ACVS-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 66.4%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 4.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 89,681
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	11,021
Hotels, Restaurants & Leisure - 5.6%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	103,323
Media - 1.4%
Virgin Media, Inc. 6.5% 11/15/16	8,000	13,148
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	11,658
		24,806
TOTAL CONSUMER DISCRETIONARY		228,831
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,405
Food Products - 1.3%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,897
TOTAL CONSUMER STAPLES		38,302
ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	82,000	70,110
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	8,866
Peabody Energy Corp. 4.75% 12/15/66	52,250	44,151
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	32,175
Western Refining, Inc. 5.75% 6/15/14	22,185	58,929
		214,231
FINANCIALS - 0.6%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	11,344
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	31,000	28,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Omnicare, Inc.:
3.25% 12/15/35	$ 2,086	$ 2,029
3.75% 12/15/25	3,610	4,910
3.75% 4/1/42	10,000	9,488
		16,427
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	4,030
Pharmaceuticals - 0.8%
Akorn, Inc. 3.5% 6/1/16	5,000	8,673
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (e)	6,000	6,750
		15,423
TOTAL HEALTH CARE		64,245
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.3%
GenCorp, Inc. 4.0625% 12/31/39	7,830	9,602
Textron, Inc. 4.5% 5/1/13	6,440	13,221
		22,823
Airlines - 3.1%
Continental Airlines, Inc. 4.5% 1/15/15	24,780	30,758
UAL Corp.:
4.5% 6/30/21 (e)	10,500	9,831
4.5% 6/30/21	5,000	4,682
6% 10/15/29	3,600	8,037
US Airways Group, Inc. 7% 9/30/20 (e)	4,810	4,185
		57,493
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	20,000	17,600
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	10,945
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	14,997
Machinery - 3.3%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,425
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Greenbrier Companies, Inc.: - continued
2.375% 5/15/26	$ 8,000	$ 7,890
3.5% 4/1/18	2,860	2,467
Terex Corp. 4% 6/1/15	19,590	30,057
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,281
		61,120
Marine - 0.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	24,000	5,520
Road & Rail - 1.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	18,200
TOTAL INDUSTRIALS		208,698
INFORMATION TECHNOLOGY - 19.5%
Computers & Peripherals - 3.7%
EMC Corp.:
1.75% 12/1/13 (e)	17,000	28,273
1.75% 12/1/13	10,000	16,631
NetApp, Inc. 1.75% 6/1/13	19,800	23,499
		68,403
Electronic Equipment & Components - 1.6%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,113
SYNNEX Corp. 4% 5/15/18	10,000	12,375
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	5,950
2.25% 5/15/41 (e)	7,000	5,119
		28,557
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	15,050
IT Services - 0.5%
DST Systems, Inc. 4.125% 8/15/23 (c)	8,789	9,532
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. 6% 5/1/15	5,916	6,027
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	9,100
1.875% 8/1/31 (e)	30,000	27,150
3.125% 5/1/32 (e)	23,000	21,649
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. 2.625% 5/15/41	$ 20,000	$ 22,950
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	3,900
1.875% 12/15/25	10,000	10,425
2.625% 12/15/26	5,818	5,894
2.625% 12/15/26	29,512	30,526
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,013
Xilinx, Inc. 3.125% 3/15/37	10,000	12,125
		159,759
Software - 4.2%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	39,354
2.75% 11/1/31 (e)	32,000	36,400
		75,754
TOTAL INFORMATION TECHNOLOGY		357,055
MATERIALS - 1.3%
Metals & Mining - 1.3%
Alcoa, Inc. 5.25% 3/15/14	5,000	7,284
Horsehead Holding Corp. 3.8% 7/1/17	5,000	4,530
Newmont Mining Corp. 1.625% 7/15/17	8,000	10,990
		22,804
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.6%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,290
7% 3/15/15	10,000	12,000
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	8,243
		47,533
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,390
TOTAL TELECOMMUNICATION SERVICES		68,923
TOTAL CONVERTIBLE BONDS		1,214,433
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	$ 1,000	$ 828
8.625% 1/15/17	4,000	3,320
		4,148
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	5,960	6,005
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	10,513
TOTAL NONCONVERTIBLE BONDS		20,666
TOTAL CORPORATE BONDS (Cost $1,215,295)		1,235,099
Common Stocks - 3.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	27,728	1,907
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	4
Media - 0.0%
HMH Holdings, Inc.:
warrants 3/9/17 (a)(g)	164,823	0
warrants 6/22/19 (a)(g)	686	5
TOTAL CONSUMER DISCRETIONARY		1,916
FINANCIALS - 1.8%
Commercial Banks - 0.8%
Huntington Bancshares, Inc.	2,120,500	13,995
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.0%
Assured Guaranty Ltd.	389,240	$ 5,138
MetLife, Inc. unit (a)	200,000	13,464
		18,602
TOTAL FINANCIALS		32,597
INDUSTRIALS - 0.4%
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	8,124
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	8,360
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	1,205,802	7,488
ON Semiconductor Corp. (a)	1,716,800	10,696
		18,184
TOTAL INFORMATION TECHNOLOGY		26,544
TOTAL COMMON STOCKS (Cost $71,947)		69,181
Convertible Preferred Stocks - 24.3%

CONSUMER DISCRETIONARY - 7.9%
Automobiles - 7.1%
General Motors Co. 4.75%	3,645,600	130,148
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,981
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,266
LodgeNet Entertainment Corp. 10.00% (e)	11,118	2,167
		12,433
TOTAL CONSUMER DISCRETIONARY		144,562
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	237,000	$ 22,442
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	110,000	220
FINANCIALS - 13.1%
Commercial Banks - 7.6%
Huntington Bancshares, Inc. 8.50%	2,100	2,549
Wells Fargo & Co. 7.50%	114,015	136,357
		138,906
Diversified Financial Services - 5.5%
Bank of America Corp. Series L, 7.25%	47,085	49,769
Citigroup, Inc. 7.50%	553,300	51,296
		101,065
TOTAL FINANCIALS		239,971
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.9%
Tenet Healthcare Corp. 7.00%	40,000	34,920
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	45,700	2,551
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $505,281)		444,666
Floating Rate Loans - 0.6%
Principal Amount (000s)
INDUSTRIALS - 0.6%
Airlines - 0.6%
US Airways Group, Inc. term loan 2.7355% 3/23/14 (f) (Cost $9,709)	$ 10,692	10,398
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b) (Cost $57,491)	57,490,981	$ 57,491
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,859,723)		1,816,835
NET OTHER ASSETS (LIABILITIES) - 0.7%		13,066
NET ASSETS - 100%		$ 1,829,901
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,241,000 or 11.1% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 4
Total	$ 8	$ -	$ -	$ -	$ 4
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,478	$ 132,059	$ 14,419	$ -
Consumer Staples	22,442	-	22,442	-
Energy	220	220	-	-
Financials	272,568	259,104	13,464	-
Health Care	34,920	-	34,920	-
Industrials	10,675	10,675	-	-
Information Technology	26,544	26,544	-	-
Corporate Bonds	1,235,099	-	1,235,099	-
Floating Rate Loans	10,398	-	10,398	-
Money Market Funds	57,491	57,491	-	-
Total Investments in Securities:	$ 1,816,835	$ 486,093	$ 1,330,742	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,853,032,000. Net unrealized depreciation aggregated $36,197,000, of which $178,388,000 related to appreciated investment securities and $214,585,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2012

1.805819.108

CVS-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 67.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 66.4%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 4.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 89,681
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	11,021
Hotels, Restaurants & Leisure - 5.6%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	103,323
Media - 1.4%
Virgin Media, Inc. 6.5% 11/15/16	8,000	13,148
XM Satellite Radio, Inc. 7% 12/1/14 (e)	7,500	11,658
		24,806
TOTAL CONSUMER DISCRETIONARY		228,831
CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,405
Food Products - 1.3%
Smithfield Foods, Inc. 4% 6/30/13	22,250	23,897
TOTAL CONSUMER STAPLES		38,302
ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	82,000	70,110
Chesapeake Energy Corp. 2.5% 5/15/37	10,000	8,866
Peabody Energy Corp. 4.75% 12/15/66	52,250	44,151
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	32,175
Western Refining, Inc. 5.75% 6/15/14	22,185	58,929
		214,231
FINANCIALS - 0.6%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	11,344
HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 1.6%
Alere, Inc. 3% 5/15/16	31,000	28,365
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.9%
Omnicare, Inc.:
3.25% 12/15/35	$ 2,086	$ 2,029
3.75% 12/15/25	3,610	4,910
3.75% 4/1/42	10,000	9,488
		16,427
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	4,030
Pharmaceuticals - 0.8%
Akorn, Inc. 3.5% 6/1/16	5,000	8,673
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (e)	6,000	6,750
		15,423
TOTAL HEALTH CARE		64,245
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.3%
GenCorp, Inc. 4.0625% 12/31/39	7,830	9,602
Textron, Inc. 4.5% 5/1/13	6,440	13,221
		22,823
Airlines - 3.1%
Continental Airlines, Inc. 4.5% 1/15/15	24,780	30,758
UAL Corp.:
4.5% 6/30/21 (e)	10,500	9,831
4.5% 6/30/21	5,000	4,682
6% 10/15/29	3,600	8,037
US Airways Group, Inc. 7% 9/30/20 (e)	4,810	4,185
		57,493
Commercial Services & Supplies - 1.0%
Metalico, Inc. 7% 4/30/28	20,000	17,600
Construction & Engineering - 0.6%
MasTec, Inc. 4.25% 12/15/14	8,000	10,945
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	14,997
Machinery - 3.3%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,425
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Greenbrier Companies, Inc.: - continued
2.375% 5/15/26	$ 8,000	$ 7,890
3.5% 4/1/18	2,860	2,467
Terex Corp. 4% 6/1/15	19,590	30,057
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,281
		61,120
Marine - 0.3%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	24,000	5,520
Road & Rail - 1.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	18,200
TOTAL INDUSTRIALS		208,698
INFORMATION TECHNOLOGY - 19.5%
Computers & Peripherals - 3.7%
EMC Corp.:
1.75% 12/1/13 (e)	17,000	28,273
1.75% 12/1/13	10,000	16,631
NetApp, Inc. 1.75% 6/1/13	19,800	23,499
		68,403
Electronic Equipment & Components - 1.6%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,113
SYNNEX Corp. 4% 5/15/18	10,000	12,375
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	5,950
2.25% 5/15/41 (e)	7,000	5,119
		28,557
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	15,050
IT Services - 0.5%
DST Systems, Inc. 4.125% 8/15/23 (c)	8,789	9,532
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. 6% 5/1/15	5,916	6,027
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	9,100
1.875% 8/1/31 (e)	30,000	27,150
3.125% 5/1/32 (e)	23,000	21,649
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. 2.625% 5/15/41	$ 20,000	$ 22,950
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	3,900
1.875% 12/15/25	10,000	10,425
2.625% 12/15/26	5,818	5,894
2.625% 12/15/26	29,512	30,526
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,013
Xilinx, Inc. 3.125% 3/15/37	10,000	12,125
		159,759
Software - 4.2%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	39,354
2.75% 11/1/31 (e)	32,000	36,400
		75,754
TOTAL INFORMATION TECHNOLOGY		357,055
MATERIALS - 1.3%
Metals & Mining - 1.3%
Alcoa, Inc. 5.25% 3/15/14	5,000	7,284
Horsehead Holding Corp. 3.8% 7/1/17	5,000	4,530
Newmont Mining Corp. 1.625% 7/15/17	8,000	10,990
		22,804
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 2.6%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,290
7% 3/15/15	10,000	12,000
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	8,243
		47,533
Wireless Telecommunication Services - 1.2%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,390
TOTAL TELECOMMUNICATION SERVICES		68,923
TOTAL CONVERTIBLE BONDS		1,214,433
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	$ 1,000	$ 828
8.625% 1/15/17	4,000	3,320
		4,148
MATERIALS - 0.3%
Chemicals - 0.3%
OMNOVA Solutions, Inc. 7.875% 11/1/18	5,960	6,005
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	10,513
TOTAL NONCONVERTIBLE BONDS		20,666
TOTAL CORPORATE BONDS (Cost $1,215,295)		1,235,099
Common Stocks - 3.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
BorgWarner, Inc. (a)	27,728	1,907
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	4
Media - 0.0%
HMH Holdings, Inc.:
warrants 3/9/17 (a)(g)	164,823	0
warrants 6/22/19 (a)(g)	686	5
TOTAL CONSUMER DISCRETIONARY		1,916
FINANCIALS - 1.8%
Commercial Banks - 0.8%
Huntington Bancshares, Inc.	2,120,500	13,995
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.0%
Assured Guaranty Ltd.	389,240	$ 5,138
MetLife, Inc. unit (a)	200,000	13,464
		18,602
TOTAL FINANCIALS		32,597
INDUSTRIALS - 0.4%
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	8,124
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	8,360
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	1,205,802	7,488
ON Semiconductor Corp. (a)	1,716,800	10,696
		18,184
TOTAL INFORMATION TECHNOLOGY		26,544
TOTAL COMMON STOCKS (Cost $71,947)		69,181
Convertible Preferred Stocks - 24.3%

CONSUMER DISCRETIONARY - 7.9%
Automobiles - 7.1%
General Motors Co. 4.75%	3,645,600	130,148
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,981
Media - 0.7%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,266
LodgeNet Entertainment Corp. 10.00% (e)	11,118	2,167
		12,433
TOTAL CONSUMER DISCRETIONARY		144,562
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. 4.875%	237,000	$ 22,442
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	110,000	220
FINANCIALS - 13.1%
Commercial Banks - 7.6%
Huntington Bancshares, Inc. 8.50%	2,100	2,549
Wells Fargo & Co. 7.50%	114,015	136,357
		138,906
Diversified Financial Services - 5.5%
Bank of America Corp. Series L, 7.25%	47,085	49,769
Citigroup, Inc. 7.50%	553,300	51,296
		101,065
TOTAL FINANCIALS		239,971
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.9%
Tenet Healthcare Corp. 7.00%	40,000	34,920
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	45,700	2,551
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $505,281)		444,666
Floating Rate Loans - 0.6%
Principal Amount (000s)
INDUSTRIALS - 0.6%
Airlines - 0.6%
US Airways Group, Inc. term loan 2.7355% 3/23/14 (f) (Cost $9,709)	$ 10,692	10,398
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b) (Cost $57,491)	57,490,981	$ 57,491
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,859,723)		1,816,835
NET OTHER ASSETS (LIABILITIES) - 0.7%		13,066
NET ASSETS - 100%		$ 1,829,901
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $203,241,000 or 11.1% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 4
Total	$ 8	$ -	$ -	$ -	$ 4
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 146,478	$ 132,059	$ 14,419	$ -
Consumer Staples	22,442	-	22,442	-
Energy	220	220	-	-
Financials	272,568	259,104	13,464	-
Health Care	34,920	-	34,920	-
Industrials	10,675	10,675	-	-
Information Technology	26,544	26,544	-	-
Corporate Bonds	1,235,099	-	1,235,099	-
Floating Rate Loans	10,398	-	10,398	-
Money Market Funds	57,491	57,491	-	-
Total Investments in Securities:	$ 1,816,835	$ 486,093	$ 1,330,742	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $1,853,032,000. Net unrealized depreciation aggregated $36,197,000, of which $178,388,000 related to appreciated investment securities and $214,585,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund
(formerly Fidelity Equity-Income II Fund)

August 31, 2012

1.805774.108

EII-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.3%
Ford Motor Co.	1,548,500	$ 14,463
Diversified Consumer Services - 0.2%
H&R Block, Inc.	662,700	10,974
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	215,100	7,412
Darden Restaurants, Inc.	582,700	30,271
Las Vegas Sands Corp.	97,800	4,146
McDonald's Corp.	519,200	46,463
Wyndham Worldwide Corp.	540,200	28,166
		116,458
Media - 3.8%
Cablevision Systems Corp. - NY Group Class A	1,234,600	18,457
Comcast Corp. Class A	2,217,400	74,349
The Walt Disney Co.	516,400	25,546
Time Warner Cable, Inc.	438,704	38,966
Time Warner, Inc.	832,343	34,584
		191,902
Multiline Retail - 0.7%
Target Corp.	563,856	36,138
Specialty Retail - 2.7%
Foot Locker, Inc.	1,314,600	45,446
Home Depot, Inc.	1,053,400	59,780
Limited Brands, Inc.	213,200	10,362
Lowe's Companies, Inc.	654,000	18,626
		134,214
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	263,300	40,201
TOTAL CONSUMER DISCRETIONARY		544,350
CONSUMER STAPLES - 13.7%
Beverages - 4.5%
Anheuser-Busch InBev SA NV ADR	395,100	33,260
Diageo PLC	617,343	16,875
Dr Pepper Snapple Group, Inc.	853,600	38,250
PepsiCo, Inc.	1,018,771	73,790
SABMiller PLC	232,500	10,261
The Coca-Cola Co.	1,510,284	56,485
		228,921
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
Safeway, Inc.	172,300	$ 2,696
Wal-Mart Stores, Inc.	949,600	68,941
		71,637
Food Products - 1.2%
B&G Foods, Inc. Class A	46,500	1,361
Kraft Foods, Inc. Class A	1,451,841	60,295
		61,656
Household Products - 3.1%
Colgate-Palmolive Co.	25,700	2,732
Procter & Gamble Co.	1,660,805	111,589
Reckitt Benckiser Group PLC	604,600	34,177
Spectrum Brands Holdings, Inc.	141,200	5,200
		153,698
Tobacco - 3.5%
Altria Group, Inc.	728,400	24,736
British American Tobacco PLC sponsored ADR	180,800	18,937
Imperial Tobacco Group PLC	244,352	9,529
Japan Tobacco, Inc.	933,200	28,296
Lorillard, Inc.	116,100	14,572
Philip Morris International, Inc.	800,259	71,463
Swedish Match Co. AB	230,200	9,566
		177,099
TOTAL CONSUMER STAPLES		693,011
ENERGY - 12.1%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	503,300	28,874
Schlumberger Ltd.	210,100	15,207
		44,081
Oil, Gas & Consumable Fuels - 11.2%
ARC Resources Ltd. (d)	236,900	5,602
Atlas Pipeline Partners, LP	305,800	10,623
Bonavista Energy Corp. (d)	359,200	6,023
Chevron Corp.	1,638,970	183,827
Enterprise Products Partners LP (d)	92,200	4,923
EQT Corp.	354,300	19,118
EV Energy Partners LP	137,900	8,656
Exxon Mobil Corp.	1,312,456	114,577
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	380,100	$ 10,601
Marathon Oil Corp.	585,268	16,282
Marathon Petroleum Corp.	414,790	21,465
Northern Tier Energy LP Class A	347,200	6,354
Occidental Petroleum Corp.	526,100	44,724
Penn West Petroleum Ltd.	400,600	5,681
PetroBakken Energy Ltd. Class A (d)	395,200	5,212
Royal Dutch Shell PLC Class A sponsored ADR	851,600	59,586
Suncor Energy, Inc.	316,900	9,905
Targa Resources Corp.	108,400	4,907
Valero Energy Corp.	192,200	6,008
Williams Companies, Inc.	640,200	20,659
		564,733
TOTAL ENERGY		608,814
FINANCIALS - 15.8%
Capital Markets - 0.8%
BlackRock, Inc. Class A	110,900	19,559
State Street Corp.	439,300	18,275
		37,834
Commercial Banks - 5.6%
Commerce Bancshares, Inc.	171,600	6,903
First Niagara Financial Group, Inc.	604,400	4,769
FirstMerit Corp.	140,900	2,211
Huntington Bancshares, Inc.	1,836,700	12,122
M&T Bank Corp.	81,800	7,108
U.S. Bancorp	1,905,800	63,673
UMB Financial Corp.	121,700	5,967
Wells Fargo & Co.	5,352,008	182,129
		284,882
Diversified Financial Services - 1.2%
CME Group, Inc.	164,350	9,023
JPMorgan Chase & Co.	1,392,308	51,710
		60,733
Insurance - 2.8%
ACE Ltd.	274,400	20,232
AFLAC, Inc.	321,700	14,856
Allied World Assurance Co. Holdings Ltd.	214,900	16,876
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	693,600	$ 23,631
MetLife, Inc.	1,013,717	34,598
Prudential Financial, Inc.	564,600	30,776
		140,969
Real Estate Investment Trusts - 5.4%
Boston Properties, Inc.	134,900	15,126
Camden Property Trust (SBI)	403,573	28,020
CBL & Associates Properties, Inc.	1,332,000	28,465
Digital Realty Trust, Inc.	317,600	23,664
Douglas Emmett, Inc.	751,400	18,026
Equity One, Inc.	799,600	16,952
Glimcher Realty Trust	347,100	3,638
Home Properties, Inc.	520,200	33,215
Kimco Realty Corp.	618,400	12,566
Lexington Corporate Properties Trust (d)	1,158,100	10,863
Prologis, Inc.	577,113	19,720
Simon Property Group, Inc.	184,200	29,233
Ventas, Inc.	530,913	34,769
		274,257
TOTAL FINANCIALS		798,675
HEALTH CARE - 12.2%
Biotechnology - 1.1%
Amgen, Inc.	657,900	55,211
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	202,900	11,906
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	455,100	24,712
Pharmaceuticals - 10.4%
Eli Lilly & Co.	1,015,852	45,622
GlaxoSmithKline PLC	1,743,023	39,508
Johnson & Johnson	1,614,166	108,843
Merck & Co., Inc.	2,921,528	125,772
Pfizer, Inc.	5,964,935	142,323
Roche Holding AG (participation certificate)	131,178	23,881
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	320,927	$ 26,252
Teva Pharmaceutical Industries Ltd. sponsored ADR	241,600	9,563
		521,764
TOTAL HEALTH CARE		613,593
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.7%
Honeywell International, Inc.	487,000	28,465
Raytheon Co.	389,400	22,009
United Technologies Corp.	443,030	35,376
		85,850
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	627,700	46,331
Commercial Services & Supplies - 0.9%
Corrections Corp. of America	378,800	12,618
Covanta Holding Corp.	353,500	6,045
Republic Services, Inc.	544,511	15,056
Waste Management, Inc.	303,100	10,481
		44,200
Electrical Equipment - 0.5%
Emerson Electric Co.	495,100	25,111
Industrial Conglomerates - 4.5%
3M Co.	342,000	31,669
General Electric Co.	9,362,997	193,909
		225,578
Machinery - 0.3%
Illinois Tool Works, Inc.	192,000	11,384
Stanley Black & Decker, Inc.	63,300	4,164
		15,548
Road & Rail - 0.9%
Norfolk Southern Corp.	662,400	47,998
TOTAL INDUSTRIALS		490,616
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,141,900	40,867
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	434,200	$ 20,694
QUALCOMM, Inc.	395,700	24,320
		85,881
Computers & Peripherals - 1.1%
Apple, Inc.	81,500	54,217
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	474,616	16,692
IT Services - 4.8%
Accenture PLC Class A	809,800	49,884
Automatic Data Processing, Inc.	353,300	20,520
Fidelity National Information Services, Inc.	433,900	13,668
IBM Corp.	645,500	125,776
Paychex, Inc.	919,600	30,586
		240,434
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	1,095,600	43,539
Intersil Corp. Class A	761,900	6,728
Linear Technology Corp.	765,200	25,271
Maxim Integrated Products, Inc.	522,900	14,192
Texas Instruments, Inc.	1,246,500	36,198
		125,928
Software - 2.0%
Microsoft Corp.	3,003,926	92,581
Symantec Corp. (a)	648,000	11,554
		104,135
TOTAL INFORMATION TECHNOLOGY		627,287
MATERIALS - 2.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	104,700	8,646
Dow Chemical Co.	625,832	18,343
E.I. du Pont de Nemours & Co.	482,200	23,989
Eastman Chemical Co.	266,500	14,727
LyondellBasell Industries NV Class A (d)	592,200	28,923
		94,628
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.5%
International Paper Co.	748,000	$ 25,851
TOTAL MATERIALS		120,479
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	3,257,000	119,336
CenturyLink, Inc.	838,200	35,422
		154,758
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC sponsored ADR	1,866,800	53,988
TOTAL TELECOMMUNICATION SERVICES		208,746
UTILITIES - 6.5%
Electric Utilities - 5.1%
American Electric Power Co., Inc.	722,277	31,051
Edison International	773,657	33,878
FirstEnergy Corp.	492,230	21,510
NextEra Energy, Inc.	857,172	57,696
Northeast Utilities	1,042,400	39,267
Pinnacle West Capital Corp.	260,700	13,392
PPL Corp.	1,305,309	38,285
Southern Co.	496,600	22,511
		257,590
Multi-Utilities - 1.4%
PG&E Corp.	741,500	32,189
Sempra Energy	588,400	38,952
		71,141
TOTAL UTILITIES		328,731
TOTAL COMMON STOCKS (Cost $4,602,462)		5,034,302
Money Market Funds - 0.9%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $46,104)	46,104,310	$ 46,104
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,648,566)		5,080,406
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(33,862)
NET ASSETS - 100%		$ 5,046,544
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 56
Fidelity Securities Lending Cash Central Fund	416
Total	$ 472
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 544,350	$ 544,350	$ -	$ -
Consumer Staples	693,011	647,840	45,171	-
Energy	608,814	608,814	-	-
Financials	798,675	798,675	-	-
Health Care	613,593	547,833	65,760	-
Industrials	490,616	490,616	-	-
Information Technology	627,287	627,287	-	-
Materials	120,479	120,479	-	-
Telecommunication Services	208,746	208,746	-	-
Utilities	328,731	328,731	-	-
Money Market Funds	46,104	46,104	-	-
Total Investments in Securities:	$ 5,080,406	$ 4,969,475	$ 110,931	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $4,656,296,000. Net unrealized appreciation aggregated $424,110,000, of which $505,875,000 related to appreciated investment securities and $81,765,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

August 31, 2012

1.805765.108

FRE-QTLY-1012

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.0%
Auto Components - 1.0%
Delphi Automotive PLC	400,000	$ 12,116
TRW Automotive Holdings Corp. (a)	482,200	21,077
		33,193
Automobiles - 0.5%
Harley-Davidson, Inc.	400,000	16,784
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.	430,000	5,680
Las Vegas Sands Corp.	300,000	12,717
Panera Bread Co. Class A (a)	138,021	21,379
Yum! Brands, Inc.	243,300	15,503
		55,279
Household Durables - 4.4%
D.R. Horton, Inc.	1,475,000	28,010
KB Home (d)	1,532,709	16,921
PulteGroup, Inc. (a)	4,888,400	66,873
Toll Brothers, Inc. (a)	1,251,057	40,935
		152,739
Internet & Catalog Retail - 1.6%
Expedia, Inc.	650,000	33,384
Priceline.com, Inc. (a)	35,000	21,160
		54,544
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	200,000	15,038
Media - 3.0%
CBS Corp. Class B	882,200	32,059
Comcast Corp. Class A	1,000,000	33,530
The Walt Disney Co.	775,500	38,364
		103,953
Multiline Retail - 2.4%
Dollar Tree, Inc. (a)	488,800	23,545
Macy's, Inc.	1,413,200	56,966
		80,511
Specialty Retail - 7.6%
Cabela's, Inc. Class A (a)	200,000	9,602
Dick's Sporting Goods, Inc.	300,000	14,928
GNC Holdings, Inc.	400,000	15,540
Home Depot, Inc.	977,700	55,484
Limited Brands, Inc.	926,600	45,033
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	300,000	$ 8,544
O'Reilly Automotive, Inc. (a)	150,000	12,743
PetSmart, Inc.	393,300	27,893
Pier 1 Imports, Inc.	500,000	9,240
TJX Companies, Inc.	1,366,500	62,572
		261,579
Textiles, Apparel & Luxury Goods - 5.5%
Arezzo Industria e Comercio SA	796,000	13,321
Burberry Group PLC	400,000	8,593
Crocs, Inc. (a)	600,000	10,494
Michael Kors Holdings Ltd.	756,747	40,827
NIKE, Inc. Class B	143,300	13,952
Prada SpA	2,000,000	15,408
PVH Corp.	245,200	23,024
Ralph Lauren Corp.	100,000	15,865
Under Armour, Inc. Class A (sub. vtg.) (a)	280,000	16,299
Vera Bradley, Inc. (a)(d)	383,889	8,150
VF Corp.	160,000	24,429
		190,362
TOTAL CONSUMER DISCRETIONARY		963,982
CONSUMER STAPLES - 5.0%
Beverages - 0.8%
Monster Beverage Corp. (a)	461,600	27,202
Food & Staples Retailing - 1.6%
Drogasil SA	517,032	5,469
Wal-Mart Stores, Inc.	700,000	50,820
		56,289
Food Products - 1.0%
Green Mountain Coffee Roasters, Inc. (a)	1,024,300	24,901
Orion Corp.	10,000	8,114
		33,015
Personal Products - 0.9%
Hengan International Group Co. Ltd.	1,725,500	17,353
Nu Skin Enterprises, Inc. Class A	342,200	14,198
		31,551
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	150,000	$ 15,711
Souza Cruz SA	700,000	9,383
		25,094
TOTAL CONSUMER STAPLES		173,151
ENERGY - 11.1%
Energy Equipment & Services - 1.3%
Cameron International Corp. (a)	365,000	19,969
Ensco PLC Class A	100,000	5,737
McDermott International, Inc. (a)	900,000	10,026
National Oilwell Varco, Inc.	100,000	7,880
		43,612
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	491,100	34,018
Concho Resources, Inc. (a)	718,000	64,433
Continental Resources, Inc. (a)	798,200	59,115
EOG Resources, Inc.	150,000	16,245
Genel Energy PLC (a)	638,500	6,990
Hess Corp.	100,000	5,053
Kosmos Energy Ltd. (a)	367,500	3,557
Oasis Petroleum, Inc. (a)(d)	436,600	12,805
Occidental Petroleum Corp.	313,800	26,676
Pioneer Natural Resources Co.	776,500	75,600
Rosetta Resources, Inc. (a)	200,000	8,588
SM Energy Co.	150,000	7,085
Williams Companies, Inc.	600,000	19,362
		339,527
TOTAL ENERGY		383,139
FINANCIALS - 5.1%
Capital Markets - 2.3%
Apollo Global Management LLC Class A	2,543,700	33,729
Morgan Stanley	3,133,100	46,997
		80,726
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.9%
Bank of America Corp.	1,500,000	$ 11,985
Citigroup, Inc.	1,750,000	51,993
		63,978
Real Estate Investment Trusts - 0.6%
American Tower Corp.	293,300	20,648
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	400,000	6,924
Thrifts & Mortgage Finance - 0.1%
Nationstar Mortgage Holdings, Inc. (d)	100,000	2,712
TOTAL FINANCIALS		174,988
HEALTH CARE - 14.2%
Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (a)	264,400	28,346
Amgen, Inc.	600,000	50,352
ARIAD Pharmaceuticals, Inc. (a)	600,000	12,336
Biogen Idec, Inc. (a)	350,000	51,307
Clovis Oncology, Inc. (d)	164,600	2,879
Gilead Sciences, Inc. (a)	400,000	23,076
InterMune, Inc. (a)	250,000	1,843
Medivation, Inc. (a)	200,000	20,972
Synageva BioPharma Corp. (a)	100,000	4,996
Vertex Pharmaceuticals, Inc. (a)	570,700	30,435
		226,542
Health Care Equipment & Supplies - 0.1%
Haemonetics Corp. (a)	50,000	3,684
Health Care Providers & Services - 3.5%
Catamaran Corp. (a)	293,300	25,458
Express Scripts Holding Co. (a)	500,000	31,310
HMS Holdings Corp. (a)	296,300	10,210
Qualicorp SA (a)	1,386,000	13,622
UnitedHealth Group, Inc.	729,900	39,634
		120,234
Pharmaceuticals - 4.0%
Allergan, Inc.	150,000	12,920
Elan Corp. PLC sponsored ADR (a)	2,053,100	23,323
Perrigo Co.	200,000	21,994
Shire PLC sponsored ADR	314,200	28,448
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	$ 42,268
ViroPharma, Inc. (a)	400,000	10,640
		139,593
TOTAL HEALTH CARE		490,053
INDUSTRIALS - 10.3%
Airlines - 5.5%
Copa Holdings SA Class A	263,000	20,417
Delta Air Lines, Inc. (a)	6,661,775	57,624
United Continental Holdings, Inc. (a)	4,344,100	80,149
US Airways Group, Inc. (a)(d)	3,050,000	32,513
		190,703
Commercial Services & Supplies - 0.4%
Aggreko PLC	300,000	11,242
Swisher Hygiene, Inc. (a)	1,531,745	2,440
		13,682
Construction & Engineering - 0.5%
Fluor Corp.	100,000	5,150
MasTec, Inc. (a)	300,000	5,472
Quanta Services, Inc. (a)	300,000	7,200
		17,822
Electrical Equipment - 0.2%
Hubbell, Inc. Class B	100,000	8,082
Industrial Conglomerates - 2.1%
General Electric Co.	3,400,000	70,414
Machinery - 0.3%
Chart Industries, Inc. (a)	150,000	10,470
Marine - 0.1%
DryShips, Inc. (a)(d)	1,500,000	3,285
Professional Services - 0.5%
Robert Half International, Inc.	682,200	17,942
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A (a)(d)	498,200	$ 10,273
Mills Estruturas e Servicos de Engenharia SA	801,000	11,838
		22,111
TOTAL INDUSTRIALS		354,511
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	300,000	5,727
Palo Alto Networks, Inc.	4,200	270
QUALCOMM, Inc.	900,000	55,314
Riverbed Technology, Inc. (a)	350,000	6,997
		68,308
Computers & Peripherals - 9.2%
3D Systems Corp. (a)(d)	225,000	9,835
Apple, Inc.	454,300	302,216
EMC Corp. (a)	150,000	3,944
		315,995
Internet Software & Services - 3.9%
Bankrate, Inc. (a)(d)	571,600	9,820
Cornerstone OnDemand, Inc. (a)	283,600	7,603
eBay, Inc. (a)	800,000	37,976
Facebook, Inc.:
Class A (d)	200,000	3,616
Class B (a)(e)	171,740	2,795
IAC/InterActiveCorp	250,000	12,960
Liquidity Services, Inc. (a)	400,000	20,956
Rackspace Hosting, Inc. (a)	225,000	13,496
VeriSign, Inc. (a)	500,000	23,840
		133,062
IT Services - 1.0%
Teradata Corp. (a)	200,000	15,276
Visa, Inc. Class A	150,000	19,238
		34,514
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	488,800	27,749
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,260,800	12,621
Intel Corp.	300,000	7,449
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	1,348,100	$ 31,438
Skyworks Solutions, Inc. (a)	450,000	13,707
		92,964
Software - 2.7%
Citrix Systems, Inc. (a)	450,000	34,961
CommVault Systems, Inc. (a)	250,000	12,605
Informatica Corp. (a)	718,500	23,423
RealPage, Inc. (a)(d)	275,941	7,039
salesforce.com, Inc. (a)	50,000	7,259
Splunk, Inc.	6,900	237
VMware, Inc. Class A (a)	100,000	8,904
		94,428
TOTAL INFORMATION TECHNOLOGY		739,271
MATERIALS - 3.9%
Chemicals - 3.6%
CF Industries Holdings, Inc.	50,900	10,537
Eastman Chemical Co.	400,000	22,104
FMC Corp.	300,000	16,296
Huntsman Corp.	600,000	8,628
LyondellBasell Industries NV Class A (d)	571,500	27,912
PetroLogistics LP	450,000	5,756
Rockwood Holdings, Inc.	253,300	11,991
Westlake Chemical Corp. (d)	317,700	21,851
		125,075
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	425,000	8,187
TOTAL MATERIALS		133,262
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	400,000	23,912
TOTAL COMMON STOCKS (Cost $2,944,206)		3,436,269
Money Market Funds - 2.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	3,672,511	$ 3,673
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	74,125,118	74,125
TOTAL MONEY MARKET FUNDS (Cost $77,798)		77,798
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,022,004)		3,514,067
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(70,274)
NET ASSETS - 100%		$ 3,443,793
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,795,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 29
Fidelity Securities Lending Cash Central Fund	739
Total	$ 768
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 963,982	$ 963,982	$ -	$ -
Consumer Staples	173,151	173,151	-	-
Energy	383,139	383,139	-	-
Financials	174,988	174,988	-	-
Health Care	490,053	490,053	-	-
Industrials	354,511	352,071	2,440	-
Information Technology	739,271	736,476	2,795	-
Materials	133,262	133,262	-	-
Telecommunication Services	23,912	23,912	-	-
Money Market Funds	77,798	77,798	-	-
Total Investments in Securities:	$ 3,514,067	$ 3,508,832	$ 5,235	$ -
Income Tax Information

At August 31, 2012, the cost of investment securities for income tax purposes was $3,028,627,000. Net unrealized appreciation aggregated $485,440,000, of which $665,782,000 related to appreciated investment securities and $180,342,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2012